Consolidated Statements of Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and noninterest-bearing deposits with banks	$ 9,315	$ 9,841
Interest-bearing deposits with banks	21,662	18,503
Total cash and cash equivalents	30,977	28,344
Interest-bearing deposits with banks	980
Securities available for sale	85,236	84,068
Securities held to maturity (estimated fair value: 2014 - $23,570; 2013 - $22,984)	22,820	22,826
Federal Home Loan Bank and Federal Reserve Bank stock	6,576	7,776
Total loans	594,768	566,319
Less: Allowance for loan losses	(8,334)	(6,155)
Net loans	586,434	560,164
Premises and equipment, net	9,195	9,005
Other real estate owned	1,525	1,354
Accrued interest receivable	1,806	1,901
Goodwill	1,267	1,267
Bank owned life insurance and annuity assets	25,612	24,940
Other assets	6,240	5,723
Total assets	778,668	747,368
Liabilities
Noninterest-bearing deposits	161,794	149,823
Interest-bearing deposits	485,036	479,054
Total deposits	646,830	628,877
Other borrowed funds	24,972	18,748
Subordinated debentures	8,500	8,500
Accrued liabilities	12,150	10,824
Total liabilities	692,452	666,949
Commitments and Contingent Liabilities (See Note J)
Shareholders’ Equity
Common stock ($1.00 stated value per share, 10,000,000 shares authorized; 2014 - 4,777,414 shares issued; 2013 - 4,758,492 shares issued)	4,777	4,758
Additional paid-in capital	35,318	34,883
Retained earnings	60,873	56,241
Accumulated other comprehensive income	960	249
Treasury stock, at cost (659,739 shares)	(15,712)	(15,712)
Total shareholders’ equity	86,216	80,419
Total liabilities and shareholders’ equity	$ 778,668	$ 747,368